Expenses by nature- Cost of sales, selling and distribution and general and administrative expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Expenses by nature
Cost of inventories (Note 21(a))	¥ 6,870,976	¥ 6,581,456	¥ 6,246,488
Payroll and employee benefits (Note (i))	864,693	916,185	984,895
Rental and related expenses	33,354	12,139	45,186
Depreciation and amortization (Note (ii))	389,871	265,019	268,669
Licensing expenses	149,612	88,063	109,488
Promotion and advertising expenses	242,681	214,788	128,447
Logistics expenses	272,363	195,593	154,763
Travelling expenses	66,172	52,966	69,290
Other expenses	384,730	332,375	226,174
Total cost of sales, selling and distribution and general and administrative expenses	¥ 9,274,452	¥ 8,658,584	¥ 8,233,400